January 29, 2025

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE: BlackRock 20/80 Target Allocation Fund, BlackRock 40/60 Target Allocation

Fund, BlackRock 60/40 Target Allocation Fund and BlackRock 80/20 Target

Allocation Fund, each a series of BlackRock Funds II

Post-Effective Amendment No. 379 to the Registration Statement on Form N-1A

(Securities Act File No. 333-142592, Investment Company Act File No. 811-22061)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock Funds II (the “Registrant”), on behalf of its series, BlackRock 20/80 Target Allocation Fund, BlackRock 40/60 Target Allocation Fund, BlackRock 60/40 Target Allocation Fund and BlackRock 80/20 Target Allocation Fund (the “Funds”), hereby certifies that:

(1) the form of Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 379 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds; and

(2) the text of Post-Effective Amendment No. 379 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds was filed electronically with the Securities and Exchange Commission on January 27, 2025.

Sincerely,

BlackRock Funds II

/s/ Janey Ahn
Janey Ahn
Secretary of the Registrant